Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 26 — SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the audited consolidated financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the dates of the balance sheets, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date. The Company has analyzed its operations subsequent to December 31, 2025 to the date of April 30, 2026, these audited consolidated financial statements were issued, and has determined that it does not have any material events to disclose, except disclosed below or elsewhere in the notes to the audited consolidated financial statements.

(a)	Exercise of Warrant

On February 3, 2026, the Company issued 6,753,470 shares of common stock to investors in exchange for all the existing Warrants issued in the Private Placement that included an alternate cashless exercise provision held by the investors pursuant to the warrant agreement. The fair value of the surrendered Warrants exceeded the fair value of the 6,753,470 shares of common stock issued. Accordingly, there was no deemed dividend recorded in connection with the warrant agreement. The fair value of the 6,753,470 shares of common stock issued was $5.8899 per share or $39,777,265 based on the quoted trading price on the exchange date.

(b)	The U.S.-Israel-Iran conflict

The U.S.-Israel-Iran conflict directly disrupts the China-U.S. seaborne and air freight forwarding businesses in which the Company operates. The Company’s business is mainly focused on the air freight forwarding services. The U.S.-Israel-Iran conflict has disproportionately affected air freight, even though China-U.S. routes do not overfly Iran directly. China-U.S. air lanes are not directly blocked. However, global rerouting has resulted in a broader airspace squeeze. Carriers have shifted widebody freighters from China-U.S. routes to China-Europe routes for higher yields, and some flights avoid Middle East-related airspace and take the north polar routes, resulting in reduced payload per trip.

The current Middle East situation may have an adverse impact on the Company’s business and, as it has done, could in the future reduce the Company’s China-U.S. freight forwarding services due to capacity constraints. The Company may also not be able to fully pass on increased rates and surcharges to customers. Management is currently assessing the impact that such conflict may have on the Company’s operations for the year ending December 31, 2026.